Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the final purchase price allocation of the 6RS assets acquired and liabilities assumed at the acquisition date:

Amount $
Net tangible assets and liabilities:
Cash	8,158
Trade and other receivables, net	2,038
Other current assets	4,394
Property and equipment, net	3,551
Accounts payable and accrued liabilities	(4,056)
Current and long-term deferred revenue	(8,901)
Estimated fair value of identifiable intangible assets:
Acquired technology	142,500
Customer relationships	7,600
Net deferred tax liability on acquired intangibles	(26,107)

Goodwill	264,527
Total purchase price	393,704

The following table summarizes the final purchase price allocation of the Tictail assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,465
Trade and other receivables, net	156
Other current assets	1,054
Accounts payable and accrued liabilities	(1,847)
Estimated fair value of identifiable assets acquired:
Acquired technology	1,400
Customer relationships	100
Goodwill	15,125
Net deferred tax liability on acquired intangibles	(309)
Total purchase price	17,144